Income Tax - Disclosure of Deferred tax assets not recognized (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets not recognized [Line Items]
Deferred tax assets unrecognized	¥ 4,263,199	¥ 2,669,084	¥ 1,853,070
Within 1 year [member]
Deferred tax assets not recognized [Line Items]
Deferred tax assets unrecognized	32,408	11,174	18,072
More than 1 year but within 5 years [member]
Deferred tax assets not recognized [Line Items]
Deferred tax assets unrecognized	1,147,924	626,232	317,335
More than 5 years [member]
Deferred tax assets not recognized [Line Items]
Deferred tax assets unrecognized	¥ 3,082,867	¥ 2,031,678	¥ 1,517,663